Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Profit Or Loss And Assets For Reportable Segment
The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal year ended December 31,
	2014	2013	2012
Revenues:
Brazil	$1,816,046	$1,842,324	$1,797,556
Caribbean division	594,220	830,447	754,730
NOLAD	385,114	407,772	384,041
SLAD	855,685	952,767	861,067
Total revenues	$3,651,065	$4,033,310	$3,797,394

Adjusted EBITDA:
Brazil	$237,699	$245,957	$240,954
Caribbean division	(8,136)	67,180	69,109
NOLAD	27,701	27,397	26,738
SLAD	87,976	105,495	93,756
Total reportable segments	345,240	446,029	430,557
Corporate and others (i)	(93,566)	(101,562)	(89,996)
Total adjusted EBITDA	$251,674	$344,467	$340,561

	For the fiscal year ended December 31,
	2014	2013	2012
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$251,674	$344,467	$340,561

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(116,811)	(114,860)	(92,328)
Gains from sale or insurance recovery of property and equipment	3,379	10,326	3,328
Write-offs of property and equipment	(7,111)	(6,489)	(4,259)
Impairment of long-lived assets	(50,886)	(2,958)	(1,982)
Impairment of goodwill	(2,029)	—	(683)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	(2,503)	(1,964)	(7,997)
One-time expenses related to G&A optimization plan	(4,707)	—	—
ADBV Long-Term Incentive Plan incremental compensation from modification	(149)	—	—
Operating income	70,857	228,522	236,640
(Less) Plus:
Net interest expense	(72,750)	(88,156)	(54,247)
Loss from derivative instruments	(685)	(4,141)	(891)
Foreign currency exchange results	(74,117)	(38,783)	(18,420)
Other non-operating income (expenses), net	146	(848)	(2,119)
Income tax expense	(32,479)	(42,722)	(46,375)
Net income attributable to non-controlling interests	(305)	(18)	(256)
Net (loss) income attributable to Arcos Dorados Holdings Inc.	$(109,333)	$53,854	$114,332

	For the fiscal year ended December 31,
	2014	2013	2012
Depreciation and amortization:
Brazil	$60,261	$57,818	$47,659
Caribbean division	29,142	28,663	26,164
NOLAD	28,565	28,597	26,628
SLAD	19,989	23,172	18,867
Total reportable segments	137,957	138,250	119,318
Corporate and others (i)	8,202	8,607	7,279
Purchase price allocation (ii)	(29,348)	(31,997)	(34,269)
Total depreciation and amortization	$116,811	$114,860	$92,328

Property and equipment expenditures:
Brazil	$100,455	$127,743	$133,734
Caribbean division	18,717	99,565	51,972
NOLAD	23,680	32,533	36,759
SLAD	25,423	51,337	69,672
Others	1,538	2,284	2,341
Total property and equipment expenditures	$169,813	$313,462	$294,478

	As of December 31,
	2014	2013
Total assets:
Brazil	$833,334	$907,406
Caribbean division	444,641	692,689
NOLAD	360,644	412,466
SLAD	291,473	340,795
Total reportable segments	1,930,092	2,353,356
Corporate and others (i)	98,651	114,016
Purchase price allocation (ii)	(233,963)	(287,113)
Total assets	$1,794,780	$2,180,259

(i)
Primarily relates to corporate general and administrative expenses corporate supply chain operations in Venezuela and Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, a loan receivable with related parties, and a receivable with an independent logistic operator.

(ii)	Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.